Share-based payments - Narrative (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 shares	Jun. 30, 2026 employee shares	Jun. 30, 2025 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive (in shares)		1
Share-based payments | €	€ 5,264			€ 2,099
Senior Management Team
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	577,338	577,338	577,338
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		577,338	18,710
Number of other equity instruments granted in share based payment arrangement (in shares)		71,620
Performance Shares Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		402,704
Performance Shares Units | Senior Management Team
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		1,126,400
Other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | €	€ 5,264			€ 2,099